Revenue - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Revenue [Line Items]
Revenue	¥ 115,745	$ 17,059	¥ 203,394
Base commission from transactions [Member]
Schedule of Revenue [Line Items]
Revenue	108,879		195,379
Innovation initiatives and other value-added services [Member]
Schedule of Revenue [Line Items]
Revenue	¥ 6,866		¥ 8,015